INCOME TAXES - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Credit loss deduction	$ 6,058	$ 7,010
Deferred compensation and employee benefits	4,110	4,676
Repositioning and settlement reserves	1,429	1,599
Unremitted foreign earnings	8,403	6,368
Investment and loan basis differences	3,248	4,808
Cash flow hedges	359	529
Tax credit and net operating loss carry-forwards	23,053	23,395
Fixed assets and leases	1,356	2,093
Other deferred tax assets	3,176	2,334
Gross deferred tax assets	51,192	52,812
Valuation allowance	0	0
Deferred tax assets after valuation allowance	51,192	52,812
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	(327)	(415)
Intangibles	(1,146)	(1,636)
Debt issuances	(850)	(866)
Other deferred tax liabilities	(1,020)	(559)
Gross deferred tax liabilities	(3,343)	(3,476)
Net deferred tax assets	$ 47,849	$ 49,336